CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	1,776	723
Restricted cash	19	17
Accounts receivable and other (Note 7)	4,014	4,029
Accounts receivable from affiliates	12	55
Inventory (Note 8)	779	823
Total Current assets	6,600	5,647
Property, plant and equipment, net (Note 9)	33,318	29,074
Long-term investments (Note 11)	3,386	3,081
Deferred amounts and other assets (Note 12)	2,622	2,500
Intangible assets, net (Note 13)	817	711
Goodwill (Note 14)	419	440
Deferred income taxes (Note 23)	10	41
Total Assets	47,172	41,494
Current liabilities
Bank indebtedness	479	102
Short-term borrowings (Note 16)	583	548
Accounts payable and other (Note 15)	5,052	4,753
Accounts payable to affiliates		48
Interest payable	196	185
Environmental liabilities (Note 28)	107	175
Current maturities of long-term debt (Note 16)	652	354
Total Current liabilities	7,069	6,165
Long-term debt (Note 16)	20,203	19,251
Other long-term liabilities (Note 17)	2,541	2,208
Deferred income taxes (Note 23)	2,601	2,615
Total Liabilities	32,414	30,239
Commitments and contingencies (Note 28)
Redeemable noncontrolling interests (Note 18)	1,000	640
Share capital (Note 19)
Preference shares	3,707	1,056
Common shares (805 and 781 outstanding at December 31, 2012 and 2011, respectively)	4,732	3,969
Additional paid-in capital	522	242
Retained earnings	3,464	3,926
Accumulated other comprehensive loss (Note 21)	(1,799)	(1,532)
Reciprocal shareholding (Note 11)	(126)	(187)
Total Enbridge Inc. shareholders' equity	10,500	7,474
Noncontrolling interests (Note 18)	3,258	3,141
Total Equity	13,758	10,615
Total Liabilities and equity	47,172	41,494